Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended							6 Months Ended			12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016		Jun. 30, 2015		Mar. 31, 2015		Jun. 30, 2016	Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Other Comprehensive (Loss) Income, net of tax
Net Income	$ 63	$ 1	[1],[2]	$ 42	[3],[4],[5]	$ (21)	[1],[2],[5]	$ 64	$ 21	[3],[4]	$ 65	[6],[7]	$ 108	[6],[7]	$ 125	[6],[7]
Unrealized (loss) gain on derivatives, net of income tax benefit (expense) of $10, $5, and ($16)	(19)	(44)		19		(23)		(63)	(4)		(21)		(74)		38
Mark-to-market of cash flow hedge accounting contracts	(16)	(41)	[2]	23		(20)	[2]	(57)	3		(7)	[7]	(60)	[7]	52	[7]
Other comprehensive (loss) income	(16)	(41)	[2]	23	[4]	(20)	[2]	(57)	3	[4]	(7)	[7]	(60)	[7]	52	[7]
Comprehensive Income	47	(40)	[2]	65	[4]	(41)	[2]	7	24	[4]	58	[7]	48	[7]	177	[7]
Less: Pre-acquisition net (loss) income of Drop Down Assets	5	(1)	[1],[2]	1	[4]	(5)	[1],[2]	4	(4)	[3],[4]	(10)	[7]	44	[7],[8]	16	[7],[8]
Less: Comprehensive income (loss) attributable to noncontrolling interests	13	(27)	[2]	48		(18)	[2]	(14)	30		53	[7]	(3)	[7]	73	[7]
Comprehensive Income Attributable to NRG Yield Inc.	$ 29	$ (12)	[2]	$ 16		$ (18)	[2]	$ 17	$ (2)		15		7		15
Predecessor
Other Comprehensive (Loss) Income, net of tax
Net Income											0	[6]	0	[6]	54
Comprehensive Income											$ 0	[7]	$ 0	[7]	$ 73

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	a) The Company's unaudited quarterly financial data was recast for the effect of the effect of the CVSR Drop Down.
[6]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[7]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[8]	Retrospectively adjusted as discussed in Item 15 — Note 1, Nature of Business of the Company's Consolidated Financial Statements.